Leases (Details) - Schedule of maturities of operating lease liabilities - Ambulnz, Inc. [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Operating Lease Member
Leases (Details) - Schedule of maturities of operating lease liabilities [Line Items]
2021, remaining	$ 520,185	$ 1,891,942
2022	1,647,308	1,463,982
2023	1,200,637	1,025,282
2024	784,919	616,863
2025	796,541	626,645
2026 and thereafter	402,199	317,618
Total future minimum lease payments	5,351,789	5,942,332
Less effects of discounting	(578,094)	(683,608)
Present value of future minimum lease payments	4,773,695	5,258,724
Finance Lease Member
Leases (Details) - Schedule of maturities of operating lease liabilities [Line Items]
2021, remaining	730,383	2,268,132
2022	3,387,233	2,723,654
2023	2,628,443	1,966,206
2024	1,332,844	683,549
2025	1,379,690	590,439
2026 and thereafter	728,305
Total future minimum lease payments	10,186,898	8,231,980
Less effects of discounting	(1,094,426)	(858,316)
Present value of future minimum lease payments	$ 9,092,472	$ 7,373,664